OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
OTHER PAYABLES AND OTHER CURRENT LIABILITIES
Accrued advertising expenses	¥ 305,217		¥ 351,868
Accrued service fee for IT and office support	114,762		131,068
Accrued service fee for transaction support	80,740		228,053
Tax payables	77,862		87,930
Deposits	55,770		74,679
Accrued salaries and benefits	46,991		100,724
Interest payable	39,280		27,753
Accrued legal proceedings and litigations	17,812		10,000
Contract liabilities	9,121		17,344
Installments collected on behalf of financing partners			115,256
Others	40,748		31,239
Other payables and accruals	¥ 788,303	$ 120,319	¥ 1,175,914